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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Redding, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   August 12, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $2,085,409

List of Other Included Managers:

None


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FORM 13F
30-Jun-08

                                                                                                         Voting Authority
                                                             Value  Shares/ Sh/ Put/ Invstmt  Other   ----------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ -------
American Tower Corp                  COM        029912201     16682  394837  SH        Sole            339737          55100
Apartment Investment & Managem       COM        03748R101     56834 1668647  SH        Sole            250583        1418064
AvalonBay Communities Inc            COM        053484101     19811  222200  SH        Sole            192800          29400
BRE Properties Inc                   COM        05564E106     42229  975725  SH        Sole            176800         798925
Brookdale Senior Living Inc          COM        112463104      9036  443826  SH        Sole            383826          60000
Brookfield Properties Corp           COM        112900105     71495 4018836  SH        Sole            850451        3168385
California Coastal Communities       COM        129915203      2493  652691  SH        Sole            560891          91800
Camden Property Trust                COM        133131102     35574  803750  SH        Sole            107366         696384
Centex Corp                          COM        152312104      4399  329032  SH        Sole            284832          44200
DCT Industrial Trust Inc             COM        233153105     35841 4328613  SH        Sole            637000        3691613
Developers Diversified Realty        COM        251591103     67877 1955534  SH        Sole            303411        1652123
Digital Realty Trust Inc             COM        253868103     98644 2411245  SH        Sole            672672        1738573
EastGroup Properties Inc             COM        277276101     17000  396279  SH        Sole            231100         165179
Enbridge Inc                         COM        CA29250N1       268    6188  SH        Sole              6188
Entertainment Properties Trust       COM        29380T105     70244 1420787  SH        Sole            220383        1200404
Essex Property Trust Inc             COM        297178105     54531  512025  SH        Sole             75859         436166
FelCor Lodging Trust Inc             COM        31430F101     12236 1165312  SH        Sole            173427         991885
Forest City Enterprises Inc          COM        345550107     15437  479106  SH        Sole             11906         467200
General Growth Properties Inc        COM        370021107    233114 6654683  SH        Sole           2196125        4458558
Gramercy Capital Corp/New York       COM        384871109     23686 2043644  SH        Sole            776157        1267487
iStar Financial Inc                             45031U705       606   37650  SH        Sole             37650
iStar Financial Inc                             45031U804       674   42000  SH        Sole             42000
KB Home                              COM        48666K109      3325  196400  SH        Sole            170000          26400
Kilroy Realty Corp                   COM        49427F108      8367  177907  SH        Sole            154407          23500
Kimco Realty Corp                    COM        49446R109     33103  958964  SH        Sole             23903         935061
Lennar Corp                          COM        526057104     14472 1172768  SH        Sole           1040768         132000
Liberty Property Trust               COM        531172104     63631 1919475  SH        Sole            289543        1629932
Maguire Properties Inc               COM        559775101      1071   88000  SH        Sole             28400          59600
Maguire Properties Inc                          559775200      3167  226200  SH        Sole            226200
MGM Mirage                           COM        552953101      4785  141200  SH        Sole            122200          19000
National Grid PLC                    COM        GB00B08SN       233   17687  SH        Sole             17687
Nationwide Health Properties I       COM        638620104     45496 1444772  SH        Sole            214155        1230617
Northeast Utilities                  COM        664397106       132    5177  SH        Sole              5177
NSTAR                                COM        67019E107       136    4030  SH        Sole              4030
Omega Healthcare Investors Inc       COM        681936100     15681  941819  SH        Sole            354700         587119
Potlatch Corp                        COM        737630103     34011  753800  SH        Sole            388600         365200
Prologis                             COM        743410102    109632 2017149  SH        Sole            290500        1726649
PS Business Parks Inc                COM        69360J107      7422  143843  SH        Sole            124943          18900
Public Storage                       COM        74460D109    131634 1629340  SH        Sole            344776        1284564
Rayonier Inc                         COM        754907103     42555 1002237  SH        Sole             23907         978330
SBA Communications Corp              COM        78388J106       140    3879  SH        Sole              3879
Simon Property Group Inc             COM        828806109    215413 2396405  SH        Sole            630476        1765929
SL Green Realty Corp                 COM        78440X101    116985 1414223  SH        Sole            416782         997441
Spectra Energy Corp                  COM        847560109       277    9641  SH        Sole              9641
Sunrise Senior Living Inc            COM        86768K106     23394 1040667  SH        Sole            900267         140400
Tejon Ranch Co                       COM        879080109      3949  109500  SH        Sole             95000          14500
Toll Brothers Inc                    COM        889478103     14835  792048  SH        Sole            687148         104900
Ventas Inc                           COM        92276F100     52922 1243183  SH        Sole            183603        1059580
Vornado Realty Trust                 COM        929042109    173476 1971316  SH        Sole            434411        1536905
Weingarten Realty Investors          COM        948741103     66865 2205310  SH        Sole            378682        1826628
Weyerhaeuser Co                      COM        962166104      9589  187500  SH        Sole            162200          25300
REPORT SUMMARY                       51       DATA RECORDS  2085409          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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